Property, plant and equipment - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant, and Equipment Disclosure [Line Items]
Contribution received	362	3,098
Renewable Energy
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	155,629	86,774
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	34,013	31,739
Depreciation expense	2,274	2,155
Water & wastewater
Property, Plant, and Equipment Disclosure [Line Items]
Expansion cost, distribution cost	1,000	1,000